Restructuring and Other Costs, Net	12 Months Ended
Dec. 31, 2013
Restructuring And Other Costs, Net Disclosure
Restructuring and Other Costs, Net [Text Block]

Note 14. Restructuring and Other Costs, Net

Restructuring and other costs in 2013 and 2012 primarily included continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the closure and consolidation of operations within several facilities in the U.S., Europe and Asia. The company’s 2013 and 2012 severance actions associated with facility consolidations and cost reduction measures affected approximately 3% of the company’s workforce in both years.

Restructuring and other costs in 2011 primarily included cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition as well as continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the following: the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries; the consolidation of facilities in the U.S.; and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers. The company’s 2011 severance actions affected approximately 4% of the company’s workforce.

As of February 27, 2014, the company has identified restructuring actions that will result in additional charges of approximately $50 million, primarily in the first half of 2014. The company expects significant restructuring charges in the first quarter of 2014 in connection with the acceleration of certain equity awards held by Life Technologies’ employees and severance obligations payable to former Life Technologies’ executives.

2013

During 2013, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$—	$51.7	$4.4	$56.1
Analytical Instruments	2.9	0.6	20.9	24.4
Specialty Diagnostics	24.9	12.9	24.2	62.0
Laboratory Products and Services	0.8	—	25.2	26.0
Corporate	—	8.3	3.0	11.3

	$28.6	$73.5	$77.7	$179.8

The components of net restructuring and other costs by segment are as follows:

Life Sciences Solutions

In 2013, the Life Sciences Solutions segment recorded $56.1 million of net restructuring and other charges. The segment recorded charges to selling, general and administrative expenses of $51.7 million for transaction costs related to the acquisition of Life Technologies (Note 2) and $4.4 million of other restructuring costs, all of which were cash costs. The cash costs included $4.1 million of transaction expenses related to the agreement to sell its sera and media, gene modulation and magnetic beads businesses (see Note 2).

Analytical Instruments

In 2013, the Analytical Instruments segment recorded $24.4 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $2.9 million for accelerated depreciation at facilities closing due to real estate consolidation; charges to selling, general and administrative expenses of $0.6 million primarily for revisions of estimated contingent consideration; and $20.9 million of other restructuring costs, net, $23.6 million of which were cash costs. The cash costs, which were associated with headcount reductions and facility consolidations including the consolidation and closure of several facilities in the U.S. and Europe, consisted of $18.3 million of severance; $2.8 million of abandoned facility costs; and $2.5 million of other cash costs, including outplacement costs for severed employees as well as retention and moving and other expenses associated with facility consolidations. In addition, the segment realized net gains of $2.7 million primarily on the sale of real estate in the U.S and Europe.

Specialty Diagnostics

In 2013, the Specialty Diagnostics segment recorded $62.0 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $24.9 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $12.9 million for revisions of estimated contingent consideration based on actual performance of a recent acquisition; and $24.2 million of other restructuring costs, net, which were primarily cash costs. The cash costs consisted of $17.8 million of severance; $2.8 million of abandoned facility costs primarily for facilities in Europe and the U.S.; and $3.5 million of other cash costs, primarily outplacement costs for severed employees and moving, travel and other expenses associated with facility consolidations.

Laboratory Products and Services

In 2013, the Laboratory Products and Services segment recorded $26.0 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $0.8 million for accelerated depreciation at facilities closing due to real estate consolidation and $25.2 million of other restructuring costs, $22.9 million of which were cash costs. The cash costs, which consisted of headcount reductions and facility consolidations to streamline operations, included $16.4 million of severance; $4.1 million of abandoned facility costs; and $2.4 million of other cash costs, primarily retention, moving and other expenses associated with facility consolidations. The segment also recorded $2.3 million of non-cash expense, net, primarily for pension charges related to the headcount reductions and, to a lesser extent, writedowns to estimated disposal value of real estate held for sale.

Corporate

In 2013, the company recorded a charge to selling, general and administrative expenses of $8.3 million associated with product liability litigation and $3.0 million of restructuring costs primarily for severance at its corporate operations.

2012

During 2012, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$0.7	$—	$7.8	$8.5
Analytical Instruments	0.4	(0.1)	32.8	33.1
Specialty Diagnostics	52.8	13.7	15.0	81.5
Laboratory Products and Services	1.7	(0.9)	25.5	26.3
Corporate	—	(0.2)	1.0	0.8

	$55.6	$12.5	$82.1	$150.2

The components of net restructuring and other costs by segment are as follows:

Life Sciences Solutions

In 2012, the Life Sciences Solutions segment recorded $8.5 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $0.7 million primarily for accelerated depreciation at facilities closing due to real estate consolidation and $7.8 million of other restructuring costs, net, $7.4 million of which were cash costs. The cash costs, which were associated with headcount reductions and facility consolidations including the consolidation and closure of several facilities in the U.S. and Europe, consisted of $4.6 million of severance; $2.2 million of abandoned facility costs; and $0.6 million of other cash costs, primarily for retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $0.4 million of non-cash expense, net, primarily for real estate writedowns related to facility consolidations.

Analytical Instruments

In 2012, the Analytical Instruments segment recorded $33.1 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $0.4 million primarily for accelerated depreciation at facilities closing due to real estate consolidation; $0.1 million as a reduction of selling, general and administrative expenses; and $32.8 million of other restructuring costs, net, $24.8 million of which were cash costs. The cash costs, which were associated with headcount reductions and facility consolidations including the consolidation and closure of several facilities in the U.S. and Europe, consisted of $16.4 million of severance; $6.7 million of abandoned facility costs; and $1.7 million of other cash costs, primarily for retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $8.0 million of non-cash expense, net, primarily for real estate writedowns related to facility consolidations.

Specialty Diagnostics

In 2012, the Specialty Diagnostics segment recorded $81.5 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $52.8 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $13.7 million for transaction costs related to the One Lambda acquisition; and $15.0 million of other restructuring costs, $14.3 million of which were cash costs associated with headcount reductions and facility consolidations to streamline operations. The cash costs consisted of $11.3 million of severance; $0.6 million of abandoned facility costs; and $2.4 million of other cash costs. The non-cash charges of $0.7 million consisted of writedowns to estimated disposal value of real estate held for sale.

Laboratory Products and Services

In 2012, the Laboratory Products and Services segment recorded $26.3 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $1.7 million primarily for the sale of inventories revalued at the date of acquisition and, to a lesser extent, accelerated depreciation at facilities closing due to real estate consolidation; $0.9 million, net, as a reduction of selling, general and administrative expenses for revisions of estimated contingent consideration; and $25.5 million of other restructuring costs, $19.1 million of which were cash costs. The cash costs, which consisted of headcount reductions and facility consolidations to streamline operations, included $11.7 million of severance; $3.8 million of abandoned facility costs; and $3.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $6.4 million of non-cash costs, net, primarily related to impairment of intangible assets of a business unit and fixed asset writedowns associated with facility consolidations, partially offset by a $5.9 million gain on a pre-acquisition litigation-related matter.

Corporate

The company recorded $1.0 million of cash costs primarily for severance at its corporate operations, offset in part by a reduction of selling, general and administrative expenses of $0.2 million, net, associated with product liability litigation.

2011

During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$1.0	$—	$9.8	$10.8
Analytical Instruments	29.1	34.5	42.2	105.8
Specialty Diagnostics	39.0	24.0	8.4	71.4
Laboratory Products and Services	3.5	—	34.0	37.5
Corporate	—	3.0	2.1	5.1

	$72.6	$61.5	$96.5	$230.6

The components of net restructuring and other costs by segment are as follows:

Life Sciences Solutions

In 2011, the Life Sciences Solutions segment recorded $10.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $1.0 million primarily for accelerated depreciation at facilities closing due to real estate consolidation and $9.8 million of other restructuring costs, net, $9.9 million of which were cash costs. These costs included cash costs associated with headcount reductions and facility consolidations to streamline operations, which consisted of $5.2 million of severance; $4.2 million of abandoned facility costs; and $0.5 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $0.1 million of non-cash income, net.

Analytical Instruments

In 2011, the Analytical Instruments segment recorded $105.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $29.1 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $34.5 million primarily for transaction costs related to the Dionex acquisition; and $42.2 million of other restructuring costs, net, $36.7 million of which were cash costs. These costs included $21.2 million of cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition. The segment also recorded continuing cash costs associated with headcount reductions and facility consolidations to streamline operations, which consisted of $12.0 million of severance; $2.9 million of abandoned facility costs; and $0.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment also recorded $5.5 million of non-cash charges, net, primarily for the impairment of intangible assets associated with a small business unit.

Specialty Diagnostics

In 2011, the Specialty Diagnostics segment recorded $71.4 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $39.0 million primarily for the sale of inventories revalued at the date of acquisition; charges to selling, general and administrative expenses of $24.0 million primarily for transaction costs related to the Phadia acquisition; and $8.4 million of other restructuring costs, including cash costs of $8.0 million associated with headcount reductions and facility consolidations to streamline operations, including the consolidation of facilities in Finland and Australia of acquired businesses with existing facilities in those countries. The cash costs consisted of $6.7 million of severance; $0.7 million of abandoned facility costs; and $0.6 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The non-cash charges, net, of $0.4 million consisted of $1.2 million of writedowns to estimated disposal value of real estate held for sale, partially offset by $0.8 million of income from termination of a post-retirement benefit plan.

Laboratory Products and Services

In 2011, the Laboratory Products and Services segment recorded $37.5 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $3.5 million for accelerated depreciation at facilities closing due to real estate consolidation and sale of inventories revalued at the date of acquisition and $34.0 million of other restructuring costs, net, $24.3 million of which were cash costs. The cash costs were associated with the consolidation of facilities in the U.S. and the restructuring of the commercial organization of a business across six European countries to increase productivity and efficiency in serving customers, as well as other headcount reductions and facility consolidations. The cash costs included $17.7 million of severance; $4.1 million of abandoned facility costs; and $2.5 million of other cash costs, primarily retention, relocation and moving expenses associated with facility consolidations. The segment recorded $9.7 million of non-cash costs primarily related to impairment of intangible assets associated with two small business units and, to a lesser extent, a loss on sale of a heating equipment business.

Corporate

The company recorded $5.1 million in restructuring and other charges at its corporate operations in 2011, including a charge to selling, general and administrative expense of $3.0 million associated with product liability litigation and $2.1 million of cash costs for severance.

The following table summarizes the cash components of the company’s restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2012 Restructuring Plans
Balance At December 31, 2010	$10.2	$5.7	$0.1	$16.0
Costs incurred in 2011 (c)	44.2	11.9	25.5	81.6
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(35.7)	(10.4)	(22.9)	(69.0)
Currency translation	(0.4)	—	—	(0.4)

Balance At December 31, 2011	17.8	7.2	2.6	27.6
Costs incurred in 2012 (d)	2.5	6.9	2.2	11.6
Reserves reversed (b)	(1.6)	—	(0.6)	(2.2)
Payments	(14.0)	(8.2)	(3.8)	(26.0)
Currency translation	(0.5)	—	—	(0.5)

Balance At December 31, 2012	4.2	5.9	0.4	10.5
Costs incurred in 2013	0.5	4.3	0.1	4.9
Payments	(3.7)	(3.7)	(0.2)	(7.6)
Currency translation	—	—	—	—

Balance At December 31, 2013	$1.0	$6.5	$0.3	$7.8

2012 Restructuring Plans
Costs incurred in 2012 (d)	$43.8	$6.4	$7.0	$57.2
Payments	(28.8)	(4.1)	(4.6)	(37.5)
Currency translation	0.8	0.1	—	0.9

Balance At December 31, 2012	15.8	2.4	2.4	20.6
Costs incurred in 2013	8.9	2.8	3.0	14.7
Reserves reversed (b)	(2.6)	(0.1)	(0.3)	(3.0)
Payments	(16.6)	(3.6)	(5.1)	(25.3)
Currency translation	0.1	—	—	0.1

Balance At December 31, 2013	$5.6	$1.5	$—	$7.1

2013 Restructuring Plans
Costs incurred in 2013	$48.3	$3.2	$9.9	$61.4
Payments	(26.7)	(1.8)	(7.7)	(36.2)
Currency translation	0.4	—	—	0.4

Balance At December 31, 2013	$22.0	$1.4	$2.2	$25.6

(a) Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b) Represents reductions in cost of plans.

(c) Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

(d) Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2014; and abandoned-facility payments, over lease terms expiring through 2018.